ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Additional Information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Assets and liabilities held for sale [member]
Assets held for sale
Disposals	R 0.0	R (5.0)